Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenue Recognized of Finance and Insurance Revenues

The Company recognized finance and insurance revenues, net of chargebacks, as follows (unaudited):

	Successor	Predecessor
	March 15, 2018 to March 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to March 31, 2017

Gross finance and insurance revenues	$2,517	$7,483	$8,951
Chargebacks	(80)	(622)	(427)
Net finance revenue	$2,437	$6,861	$8,524

Summary of Net Loss Attribute to Common Stockholders

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

Net income	$691
Dividends on Series A Convertible Preferred Stock	(210)
Deemed dividend on Series A Convertible Preferred Stock	(3,392)
Net loss attributable to common stockholders	$(2,911)

Schedule of Denominator of Basic and Dilutive Earnings Per Share

During the Successor Period from March 15, 2018 to March 31, 2018, the denominator of the basic and dilutive EPS was calculated as follows:

Basic Earnings/(Loss) per Share
Weighted average outstanding common shares	8,471,608
Weighted average shares held in escrow	(142,857)
Weighted average prefunded warrants	1,339,499
Weighted shares outstanding - basic	9,668,250

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the Successor period, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

Shares underlying Series A Convertible Preferred Stock	5,962,733
Shares underlying warrants	4,677,458
Stock options	3,673,544
Shares underlying unit purchase options	657,142
Share equivalents excluded from EPS	14,970,877

Schedule of Geographic Concentration Risk Percentage

Revenues generated by customers of the Florida location and the Colorado location were as follows (unaudited):

	Successor	Predecessor
	March 15, 2018 to March 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to March 31, 2017

Florida	77%	81%	81%
Colorado	16%	11%	11%